Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Interest income	$ 12,666,000	$ 2,144,000	$ 1,774,000
Other financial income	329,000
Fair value changes on derivatives	611,000	(287,000)	(16,000)
Fair value changes on Convertible Notes	96,445,000
Net foreign exchange difference	7,825,000	13,112,000	12,661,000
Total finance income	117,876,000	15,256,000	14,435,000
Interest expenses on loan from credit institutions	(20,187,000)	(5,784,000)	(8,623,000)
Interest expenses on lease liabilities	(6,779,000)	(8,144,000)	(5,026,000)
Interest expenses on Convertible Notes	(22,367,000)
Interest expenses on shareholder loans			(5,256,000)
Fair value changes on short-term investments		(1,821,000)	(222,000)
Other financial expenses	(19,696,000)	(629,000)	(518,000)
Borrowing costs capitalized	0	0	3,921,000
Total finance expenses	$ (69,029,000)	$ (16,665,000)	$ (15,740,000)